Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Aug. 31, 2015
Registrant Name	ETF Series Solutions
Central Index Key	0001540305
Amendment Flag	false
Document Creation Date	Dec. 21, 2015
Document Effective Date	Dec. 31, 2015
Prospectus Date	Dec. 31, 2015
Deep Value ETF | Deep Value ETF
Prospectus:
Trading Symbol	DVP